EMPLOYEE BENEFIT LIABILITIES, NET (Tables)	12 Months Ended
Dec. 31, 2024
EMPLOYEE BENEFIT LIABILITIES, NET
Schedule of contributions and contributions for benefits represent defined contribution plans

	Year ended December 31,
	2024	2023	2022
Expenses – defined contribution plan	$322	$448	$461

Schedule of changes in the defined benefit obligation and fair value of plan assets

	2024	2023
Defined benefit obligation:
Balance as of January 1,	$1,330	$1,366
Current service cost	226	259
Net interest expense	64	62
Total expenses recognized in profit or loss for the period	290	321
Loss (profit) from remeasurement in other comprehensive income (loss) – actuarial loss, net	(65)	108
Payments	(233)	(455)
Effect of changes in foreign exchange rates	(1)	(10)
Balance as of December 31,	1,321	1,330
Fair value of plan assets:
Balance as of January 1,	(74)	(72)
Net interest income	(4)	(4)
Loss from remeasurement in other comprehensive income (loss), net	(4)	2
Balance as of December 31,	(82)	(74)
Net defined liability:
Balance as of January 1,	1,256	1,294
Current service cost	226	259
Net interest expense	60	58
Total expenses recognized in profit or loss for the period	286	317
Loss (gain) from remeasurement in other comprehensive income (loss) - actuarial loss, net	(69)	110
Payments	(233)	(455)
Effect of changes in foreign exchange rates	(1)	(10)
Balance as of December 31,	$1,239	$1,256

Schedule of principal assumptions underlying the defined benefit plan

	2024	2023

	%
Discount rate (*)	5.3 - 5.6	4.7 - 5.9
Expected rate of salary increase	5	5

Number of years
Life expectation at the age of 65	7.9 - 11.2	8.3 - 12.2
(*)	The discount rate is based on high-quality CPI-linked corporate bonds for the defined benefit obligation in Israel or high-quality USD corporate bonds for other countries.